Income taxes	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income taxes	Income taxes
(a)Expense composition and rate reconciliation

Years Ended December 31 (millions)	2021	2020	2019
Current income tax expense
For current reporting year	$82	$58	$26
Adjustments recognized in the current period for income tax of prior periods	1	(10)	2
	83	48	28
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	(15)	(3)	3
Adjustments recognized in the current period for income tax of prior periods	(4)	3	(5)
	(19)	—	(2)
	$64	$48	$26
Our income tax expense and effective income tax rate differs from that calculated by applying the applicable statutory rates for the following reasons:

Years Ended December 31 (millions)	2021		2020		2019
Income taxes computed at applicable statutory rates	$32	22.6%	$37	24.2%	$27	28.2%
Non-tax deductible items	16		10		2
Withholding and other taxes	18		8		7
Foreign tax differential	(3)		(2)		(8)
Adjustments recognized in the current period for income tax of prior periods	(3)		(7)		(3)
Losses not recognized	6		3		2
Other	(2)		(1)		(1)
Income tax expense per consolidated statements of income and other comprehensive income	$64	45.1%	$48	31.6%	$26	27.3%
(b)Temporary differences
We must make significant estimates in respect of the composition of our deferred income taxes. Our operations are complex and the related income tax interpretations, regulations, legislation and jurisprudence are continually changing. As a result, there are usually some income tax matters in question.
Temporary differences comprising the net deferred income tax asset and the amounts of deferred income taxes recognized in the consolidated statement of income and other comprehensive income and the consolidated statement of changes in owners’ equity are estimated as follows:

(millions)	Property, plant and equipment and intangible assets subject to amortization	Net pension and share- based compensation amounts	Debt and equity issue costs	Provisions and other	Non-capital loss carried forward	Leases	Net deferred income tax asset (liability)
As at January 1, 2020	$(42)	$3	$—	$38	3	1	$3
Acquired during the year and other	(346)	—	—	10	14	1	(321)
Deferred income tax (expense) recovery recognized in:
Net income	32	3	(1)	(34)	—	—	—
Other comprehensive income	—	—	—	1	—	—	1
As at December 31, 2020	$(356)	$6	$(1)	$15	$17	$2	$(317)
Acquired during the year and other	(3)	—	—	—	—	—	(3)
Deferred income tax (expense) recovery recognized in:							—
Net income	32	(3)	—	(9)	(2)	1	19
Other comprehensive income	—	—	—	(1)	—	—	(1)
Foreign currency translation	11	—	—	—	—	—	11
Share capital	—	—	9	—	—	—	9
Other	—	1	—	(1)	—	—	—
As at December 31, 2021	$(316)	$4	$8	$4	$15	$3	$(282)
Presented on the consolidated statement of financial position as:
Deferred income tax asset							$7
Deferred income tax liability							(324)
As at December 31, 2020							$(317)
Deferred income tax asset							$23
Deferred income tax liability							(305)
As at December 31, 2021							$(282)
Temporary differences arise from the carrying value of the investments in subsidiaries exceeding their tax base, for which no deferred income tax liabilities have been recognized because the parent is able to control the timing of the reversal of the difference and it is probable that it will not reverse in the foreseeable future. In our specific instance, this is relevant to our investments in our non-Canadian subsidiaries. We are not required to recognize such deferred income tax liabilities, as we are in a position to control the timing and manner of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future.
(c)Other
As at December 31, 2021, the Company has cumulative tax losses of $30 million for which no deferred tax asset is recognized (2020 - $15 million). Of this amount, $3 million can be carried forward indefinitely, $21 million has a 20-year carryforward period, and $6 million has a five-year carryforward period. During the year ended December 31, 2021, we recognized the benefit of $4 million (2020 - $6 million) of non-capital losses. As at December 31, 2021, the Company has a deferred tax asset of $6 million which is dependent on future earnings of the Company as management considers it probable that taxable profits would be available against which such losses can be used.